UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2025

Golden Eagle Dynamic Hypergrowth ETF

ITEM 1.(a).  Reports to Stockholders.

Golden Eagle Dynamic Hypergrowth ETF Tailored Shareholder Report

annual shareholder report December 31, 2025 Golden Eagle Dynamic Hypergrowth ETF Ticker: HYP (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the Golden Eagle Dynamic Hypergrowth ETF for the period of September 23, 2025 (inception) to December 31, 2025. You can find additional information about the Fund at hypergrowthetf.com/hyp-etf/ or by contacting us at (855) 994‑4866.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Golden Eagle Dynamic Hypergrowth ETF	$23¹	0.85%²
¹	Costs are for the period of September 23, 2025 to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

How did the Fund perform during the reporting period?

The Golden Eagle Dynamic Hypergrowth ETF (the “Fund”) commenced operations on September 23, 2025, and thus had a short performance track record for the period ended December 31, 2025. The Fund returned -6.19% during this period. For the same period, the S&P 500® Index returned 3.16%

What Factors Influenced Performance?

The Fund is built around a single, focused mission: to identify and invest in a portfolio of companies experiencing extraordinary growth in revenue. Unlike traditional growth funds that are often overweight tech or large-cap names, the Fund takes a multi-sector, multi-cap approach.

While the Fund trailed the S&P 500® for this period, it was incepted after a long trend of gains in our style. According to our research, the Hypergrowth Stock universe has inherently lower correlation to the indices versus other growth segments, which means there are regular periods of under and outperformance. Thus, the Fund lagging the index during Q4 after a strong run in our style is quite normal.

Hypergrowth Stocks are not your traditional growth stocks. They are companies demonstrating exceptional revenue acceleration. Since 2008, Hypergrowth Stocks have quietly delivered the strongest returns in the stock market, according to our research. Hypergrowth is dynamic and emerges across a wide range of sectors, not just technology. This leads to an inherently diversified basket of securities in the Fund and the opportunity to quickly identify and capture high-potential stocks before passive products or indexes.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Golden Eagle Dynamic Hypergrowth ETF - $9,381
S&P® 500 Index - $10,316
$10,500
$10,250
$10,000
$9,750
$9,500
$9,250
9/23/2025*
9/30/2025
10/31/2025
11/30/2025
12/31/2025

*	Inception

Annual Performance

Total Return Since Inception
Golden Eagle Dynamic Hypergrowth ETF	-6.19%
S&P® 500 Index	3.16%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit hypergrowthetf.com/hyp-etf/

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Golden Eagle Dynamic Hypergrowth ETF Tailored Shareholder Report

Sector Breakdown

Information Technology 27.50%
Materials 24.49%
Health Care 20.30%
Industrials 10.26%
Financials 8.83%
Consumer Discretionary 5.25%
Energy 1.68%
Communication Services 1.67%

Top Ten Holdings
Adaptive Biotechnologies Corp.	2.52%
Stoke Therapeutics, Inc.	2.52%
Dave, Inc.	2.51%
Hecla Mining Co.	2.51%
Lumentum Holdings, Inc.	2.51%
CommScope Holding Co., Inc.	2.51%
Bloom Energy Corp.	2.51%
Aura Minerals, Inc.	2.51%
Insmed, Inc.	2.51%
AngloGold Ashanti plc	2.51%

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$10,539,622
Number of Holdings	60
Total Net Advisory Fee	$14,660
Portfolio Turnover Rate	127.04%

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information visit hypergrowthetf.com/hyp-etf/.

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $27,000 for 2025 and $0 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,500 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

GOLDEN EAGLE DYNAMIC
HYPERGROWTH ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended December 31, 2025*

* The Fund commenced operations on September 23, 2025.

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of InvestmentsDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
99.98%	COMMON STOCKS

1.67%	COMMUNICATION SERVICES
	EchoStar Corp.(A)	1,621	$176,203

5.25%	CONSUMER DISCRETIONARY
	Carvana Co.(A)	622	262,496
	Jumia Technologies AG ADR(A)	14,210	177,483
	Xpeng, Inc. ADR(A)	5,604	113,649
			553,628

1.68%	ENERGY
	Centrus Energy Corp.(A)	730	177,215

8.83%	FINANCIALS
	Dave, Inc.(A)	1,196	264,806
	Federal National Mortgage Association(A)	16,516	177,217
	Futu Holdings Ltd. ADR	687	112,812
	Lemonade, Inc.(A)	1,596	113,603
	Robinhood Markets, Inc.(A)	2,314	261,713
			930,151

20.30%	HEALTH CARE
	Adaptive Biotechnologies Corp.(A)	16,343	265,410
	Alignment Healthcare, Inc.(A)	5,672	112,022
	Arcutis Biotherapeutics, Inc.(A)	3,893	113,053
	Avadel Pharmaceuticals plc ADR(A)	5,279	113,762
	Axsome Therapeutics, Inc.(A)	633	115,611
	Guardant Health, Inc.(A)	1,727	176,396
	Insmed, Inc.(A)	1,518	264,193
	Ligand Pharmaceuticals, Inc.(A)	591	111,740
	Mirum Pharmaceuticals, Inc.(A)	1,434	113,272
	Rhythm Pharmaceuticals, Inc.(A)	1,060	113,462
	Stoke Therapeutics, Inc.(A)	8,355	265,188
	Tempus AI, Inc.(A)	1,895	111,900
	Travere Therapeutics, Inc.(A)	6,891	263,305
			2,139,314

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
10.26%	INDUSTRIALS
	Astronics Corp.(A)	3,248	$176,172
	Bloom Energy Corp.(A)	3,044	264,493
	Nextpower, Inc.(A)	3,021	263,159
	Power Solutions International, Inc.(A)	1,991	113,766
	Rocket Lab Corp.(A)	3,777	263,484
			1,081,074

27.50%	INFORMATION TECHNOLOGY
	Amphenol Corp. Class A	837	113,112
	Applied Digital Corporation(A)	7,011	171,910
	Celestica, Inc. ADR(A)	590	174,410
	Cipher Mining, Inc.(A)	17,848	263,436
	CommScope Holding Co., Inc.(A)	14,596	264,625
	CoreWeave, Inc.(A)	1,568	112,284
	Hut 8 Corp.(A)	5,660	260,020
	Lumentum Holdings, Inc.(A)	718	264,648
	Micron Technology, Inc.	923	263,433
	Ouster, Inc.(A)	5,033	108,914
	Palantir Technologies Inc.(A)	1,476	262,359
	Seagate Technology Holdings plc ADR	639	175,974
	TeraWulf, Inc.(A)	9,732	111,821
	Viasat, Inc.(A)	5,078	174,988
	Western Digital Corp	1,026	176,749
			2,898,683

24.49%	MATERIALS
	Agnico Eagle Mines Ltd. ADR	661	112,059
	AngloGold Ashanti plc ADR	3,097	264,112
	Aris Mining Corp. ADR(A)	16,086	261,076
	Aura Minerals, Inc. ADR	5,242	264,275
	B2Gold Corp. ADR	25,262	113,932
	Coeur Mining, Inc.(A)	6,287	112,097
	Endeavour Silver Corp. ADR(A)	11,748	110,431
	Equinox Gold Corp. ADR(A)	8,041	112,896
	ERO Copper Corp. ADR(A)	3,980	112,594
	First Majestic Silver Corp. ADR	6,726	112,056
	Franco-Nevada Corp. ADR	543	112,553
	Hecla Mining Co.	13,793	264,688
	Iamgold Corp. ADR(A)	6,819	112,445
	MP Materials Corp.(A)	3,511	177,376

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Schedule of Investments - continuedDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

		Shares	Value
	New Gold, Inc. ADR(A)	12,881	$112,194
	Orla Mining Ltd. ADR	8,376	112,825
	Wheaton Precious Metals Corp. ADR	963	113,172
			2,580,781

99.98%	TOTAL COMMON STOCKS
	(Cost: $10,538,071)		10,537,049

99.98%	TOTAL INVESTMENTS
	(Cost: $10,538,071)		10,537,049
0.02%	Other assets, net of liabilities		2,573
100.00%	NET ASSETS		$10,539,622

(A)Non-income producing.

ADR — Security represented is held by the custodian in the form of American Depositary Receipts.

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Statement of Assets and LiabilitiesDecember 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

ASSETS
Investments at value (cost of $10,538,071) (Note 1)	$10,537,049
Cash	44,857
Receivable for securities sold	2,858,214
Dividends receivable	303
TOTAL ASSETS	13,440,423

LIABILITIES
Payable for securities purchased	2,894,481
Accrued advisory fees	6,320
TOTAL LIABILITIES	2,900,801
NET ASSETS	$10,539,622

Net Assets Consist of:
Paid-in capital	$11,244,355
Distributable earnings (accumulated deficits)	(704,733)
Net Assets	$10,539,622

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	450,000
Net Asset Value and Offering Price Per Share	$23.42

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $201)	$4,293
Total investment income	4,293

EXPENSES
Investment advisory fees (Note 2)	14,660
Total expenses	14,660

Net investment income (loss)	(10,367)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(225,538)
Net change in unrealized appreciation (depreciation) of investments	(1,022)

Net realized and unrealized gain (loss) on investments	(226,560)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(236,927)

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

* The Fund commenced operations on September 23, 2025.

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Statement of OperationsPeriod Ended December 31, 2025*

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

Period Ended December 31, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(10,367)
Net realized gain (loss) on investments	(225,538)
Net change in unrealized appreciation (depreciation) of investments	(1,022)
Increase (decrease) in net assets from operations	(236,927)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(12,125)
Decrease in net assets from distributions	(12,125)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	18,250,320
Shares redeemed	(7,461,646)
Increase (decrease) in net assets from capital stock transactions	10,788,674

NET ASSETS
Increase (decrease) during period	10,539,622
Beginning of period	—

End of period	$10,539,622

*The Fund commenced operations on September 23, 2025.

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Statement of Changes in Net Assets

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Financial Highlights Selected Per Share Data Throughout The Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | DECEMBER 31, 2025

Period Ended December 31, 2025*
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	(0.04)
Net realized and unrealized gain (loss) on investments(2)	(1.51)
Total from investment activities	(1.55)
Distributions
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$23.42

Total Return(3)	(6.19%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.85%
Net investment income (loss)	(0.60%)
Portfolio turnover rate(5)	127.04%
Net assets, end of period (000s)	$10,540

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*The Fund commenced operations on September 23, 2025.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial StatementsDecember 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Eagle Dynamic Hypergrowth ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on September 23, 2025.

The Fund’s investment objective is to seek capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Golden Eagle Strategies, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedDecember 31, 2025

1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedDecember 31, 2025

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,537,049	$—	$—	$10,537,049
	$10,537,049	$—	$—	$10,537,049

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedDecember 31, 2025

sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended December 31, 2025, such reclassifications were attributable primarily to the tax treatment of redemptions in kind and the tax treatment of partnership investments:

Distributable Earnings	$(455,681)
Paid-in Capital	455,681

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedDecember 31, 2025

Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Golden Eagle Dynamic Hypergrowth ETF	10,000	$250	$234,200

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedDecember 31, 2025

from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.85%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedDecember 31, 2025

Sub-Advisor responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor and the Board. For the services it provides for the Fund, the Sub-Advisor is compensated by the Advisor from the management fees paid by the Fund to the Advisor. The Sub-Advisor’s fee, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.045% on the first $500 million in assets; and 0.04% on assets over $500 million, subject to a $25,000 annual minimum fee.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays the fees for these services monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedDecember 31, 2025

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities, other than in-kind transactions for the period ended December 31, 2025, were as follows:

Purchases	Sales
$9,871,173	$8,766,942

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended December 31, 2025, were as follows:

Purchases	Sales	Realized Gains
$17,062,669	$7,403,290	$455,953

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedDecember 31, 2025

classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended December 31, 2025 were as follows:

Distributions paid from:
Ordinary income	$12,125
$12,125

As of December 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	(626,924)
Net unrealized appreciation (depreciation) of investments	(77,809)
$(704,733)

For tax purposes, the Fund had a current year late-year ordinary loss of $10,751. This loss will be recognized on the first business day of the Fund’s fiscal year, January 1, 2026. As of December 31, 2025, the Fund had a capital loss carryforward of $616,173, all of which is considered short term. This loss may be carried forward indefinitely.

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$10,614,858	$473,661	$(551,470)	$(77,809)

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Nasdaq Stock Market®, and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Notes to Financial Statements - continuedDecember 31, 2025

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended December 31, 2025
Shares sold	740,000
Shares redeemed	(290,000)
Net increase (decrease)	450,000

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
ETF Opportunities Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Golden Eagle Dynamic Hypergrowth ETF (the Fund), including the schedule of investments, as of December 31, 2025, the related statement of operations and changes in net assets for the period from September 23, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, changes in its net assets, and the financial highlights for the period from September 23, 2025 (commencement of operations) through December 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Report of Independent Registered Public Accounting Firm - continued

accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Fund’s auditor since 2025.

Columbus, Ohio
February 27, 2026

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Golden Eagle Strategies, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT APPROVAL

At a meeting held on June 18-19, 2025 (the “Meeting”), the Board considered the approval of the proposed Investment Advisory Agreement (the “Golden Eagle Advisory Agreement”) between the Trust and Golden Eagle Strategies, LLC (“Golden Eagle”), and the Sub-Advisory Agreement (the “Golden Eagle Sub-Advisory Agreement”) between Golden Eagle and Tidal Investments, LLC (“Tidal”), with respect to the addition of the Golden Eagle ETF (collectively, the Golden Eagle Advisory Agreement and the Golden Eagle Sub-Advisory Agreement are referred to as the “Golden Eagle Advisory Agreements”). The Board reflected on its discussions with the representatives from Golden Eagle and Tidal in the Meeting regarding the manner in which the Golden Eagle ETF is to be managed and the roles and responsibilities of Golden Eagle and Tidal under the Golden Eagle Advisory Agreement and Golden Eagle Sub-Advisory Agreements.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Golden Eagle Advisory Agreements and the responses of Golden Eagle and Tidal to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be provided by Golden Eagle and Tidal, an expense comparison

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Supplemental Information (unaudited)

analysis for the Golden Eagle ETF and comparable ETFs, and the Golden Eagle Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Golden Eagle Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Golden Eagle and Tidal; (ii) the investment performance of Golden Eagle; (iii) the costs of the services to be provided and profits to be realized by Golden Eagle and Tidal from the relationship with the Golden Eagle ETF; (iv) the extent to which economies of scale would be realized if the Golden Eagle ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Golden Eagle Advisory Agreements, including: (i) information regarding the services and support to be provided by Golden Eagle and Tidal to the Golden Eagle ETF; (ii) presentations by management of Golden Eagle and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Golden Eagle ETF; (iii) information pertaining to the compliance structure of Golden Eagle and Tidal; (iv) disclosure information contained in the Golden Eagle ETF’s registration statement and Golden Eagle’s and Tidal’s Forms ADV and/or their policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Golden Eagle Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Golden Eagle and Tidal, including financial information, personnel and the services to be provided by Golden Eagle and Tidal to the Golden Eagle ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Golden Eagle ETF and comparative expense and performance information for other ETFs with strategies similar to the Golden Eagle ETF prepared by an independent third party; (iii) the anticipated effect of size on the Golden Eagle ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Golden Eagle and Tidal from their relationship with the Golden Eagle ETF.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Supplemental Information (unaudited)

The Board did not identify any particular information that was most relevant to its consideration to approve the Golden Eagle Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Golden Eagle Advisory Agreements, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services to be provided by Golden Eagle and Tidal

In this regard, the Board considered the responsibilities of Golden Eagle and Tidal under the Golden Eagle Advisory Agreements. The Board reviewed the services to be provided by Golden Eagle and Tidal to the Golden Eagle ETF, including, without limitation, Golden Eagle’s process for formulating investment recommendations and the processes of Golden Eagle and Tidal for assuring compliance with the Golden Eagle ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Golden Eagle for the Golden Eagle ETF among the service providers; and the anticipated efforts of Golden Eagle to promote the Golden Eagle ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Golden Eagle and Tidal; the education and experience of each firm’s personnel; and information provided regarding each firm’s compliance program, policies and procedures. After reviewing the foregoing and further information from Golden Eagle and Tidal, the Board concluded that the nature, extent, and quality of the services to be provided by Golden Eagle and Tidal was satisfactory and adequate for the Golden Eagle ETF.

2. The investment performance of Golden Eagle and Tidal

The Board noted that the Golden Eagle ETF had not yet commenced operations and therefore the Golden Eagle ETF does not have a performance record.

3. The costs of services to be provided and profits to be realized by Golden Eagle and Tidal from the relationship with the Golden Eagle ETF

In this regard, the Board considered the financial condition of Golden Eagle and the level of commitment to the Golden Eagle ETF by Golden Eagle and Tidal. The Board also considered the projected assets and proposed expenses of the Golden Eagle ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Golden Eagle.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Supplemental Information (unaudited)

The Trustees considered the unitary fee structure proposed by Golden Eagle. The Board compared the proposed unitary fee of the Golden Eagle ETF to a median of expense ratios and fees for the Morningstar Large Growth Category (the “Golden Eagle Category”) and the median of the expense ratios and fees of a peer group of other ETFs selected by Broadridge using Morningstar data for the Morningstar Large Growth Category as being comparable to the Golden Eagle ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors (the “Golden Eagle Peer Group”). The Trustees noted that the proposed unitary fee of each of the Golden Eagle ETF was higher than the median gross and net advisory fees of the Golden Eagle Category and Golden Eagle Peer Group, and the Golden Eagle ETF’s projected net expense ratio was higher than the median gross and net expense ratios of its Golden Eagle Category and Golden Eagle Peer Group. The Trustees acknowledged Golden Eagle’s views that the proposed advisory fees under the Golden Eagle Advisory Agreement are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by Golden Eagle. The Board noted that the fees to be paid to Tidal under the Golden Eagle Sub-Advisory Agreement were consistent with the range of fees that it represented that it assessed to other clients. The Trustees also considered the split of the advisory fees paid to Golden Eagle versus those paid to Tidal and the respective services provided by each to the Golden Eagle ETF. The Board also considered the projected profitability in managing the Golden Eagle ETF. The Board concluded that fees and expenses to be paid to Golden Eagle and Tidal with respect to the Golden Eagle ETF were within a range of what could have been negotiated at arm’s length in light of the all of the facts and circumstances.

4. The extent to which economies of scale would be realized as the Golden Eagle ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Golden Eagle ETF’s shareholders

The Trustees relied on representations of Golden Eagle at the Meeting that they did not anticipate that the Golden Eagle ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Trustees noted that the proposed unitary fee did not have break points in the structure. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases even at lower asset levels.

FINANCIAL STATEMENTS | DECEMBER 31, 2025

GOLDEN EAGLE DYNAMIC HYPERGROWTH ETF

Supplemental Information (unaudited)

5. Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Golden Eagle ETF; the basis of decisions to buy or sell securities for the Golden Eagle ETF; and the substance and administration of the Code of Ethics and other relevant policies of Golden Eagle and Tidal. The Board noted Golden Eagle’s representations and Tidal policies with respect to the anticipated utilization of soft dollars with regard to the Golden Eagle ETF. The Board also considered potential benefits for Golden Eagle and Tidal in managing the Golden Eagle ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Golden Eagle and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Golden Eagle and Tidal from managing the Golden Eagle ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each of the AQE Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances and they approved the renewal of the Golden Eagle Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes approval of investment advisory contract in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

* Print the name and title of each signing officer under his or her signature.